[LOGO] OHIO NATIONAL FINANCIAL SERVICES	One Financial Way Cincinnati, Ohio 45242 Post Office Box 237 Cincinnati, Ohio 45201-0237 Telephone: 513-794-6100

May 2, 2012

Securities and Exchange Commission

100 F. Street, N.E.

Washington, D.C. 20549-8629

Re:    The Ohio National Life Insurance Company

Ohio National Variable Account A (“Registrant”)

Post-Effective Amendment No. 21 to Form N-4 (File No. 333-134982; 811-1978)

Certification Under Rule 497(j)

Ladies and Gentlemen:

The Registrant of the above named registration statement hereby certifies that the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in the post-effective amendment to the above-captioned registration statement, which was filed electronically under the EDGAR system on April 27, 2012.

Sincerely,

/s/ Kimberly A. Plante
Kimberly A. Plante
Senior Associate Counsel